ACQUISITION OF EMPIRE (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2022	Jul. 31, 2022	Jul. 22, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock par value	$ 0.001	$ 0.001			$ 0.001
Debt instrument face amount			$ 37,714,966	$ 37,714,966
Empire Services Inc [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.001
Repayment of debt	$ 1,000,000
Debt instrument face amount	$ 3,700,000
Restricted Stock [Member] | Empire Services Inc [Member]
Business Acquisition [Line Items]
Stock issued during period shares acquisitions	1,650,000